THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON FEBRUARY 19, 2004.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   June 30, 2001
                                              -----------------------------

Check here if Amendment            [X]  Amendment Number :  4
                                                           ----

This Amendment (Check only one.):  [ ]  is a restatement
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           ----------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           ----------------------------------
           New York, NY 10019
           ----------------------------------

Form 13F File Number:  28-06341
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           ----------------------------------
Title:     Chief Financial Officer
           ----------------------------------
Phone:     212-457-8010
           ----------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                   New York, NY        February 26, 2004
---------------------------        ----------------      ------------------
(Signature)                          (City, State)              (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1
                                          -------------------
Form 13F Information Table Entry Total:            5
                                          -------------------
Form 13F Information Table Value Total:         43,806        (thousands)
                                          -------------------



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number     Name
     ---             --------------------     ----
      1              28-06339                 SAB Capital Management, LLC


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTA CORP        CL B        007942204       19,895     1,424,100  SH             DEFINED          1      1,424,100   0      0
PALM INC        COMMON STOCK    696642107          526        86,669  SH             DEFINED          1         86,669   0      0
PFSWEB INC      COMMON STOCK    717098107          385       367,000  SH             DEFINED          1        367,000   0      0
PSINET INC      COMMON STOCK    74437C101           11       221,396  SH             DEFINED          1        221,396   0      0
PXRE GROUP LTD  COMMON STOCK    G73018106       22,989     1,178,900  SH             DEFINED          1      1,178,900   0      0